Fair Value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Of Above Below Market Acquired Time Charters And Gain Loss On Time Charter Agreement Termination [Abstract]
Fair value of above/below market acquired time charters
Vessel	Fair value of acquired time charter	Accumulated amortization as of December 31, 2009	Balance December 31, 2009	Amortization 2010	Balance December 31, 2010	Amortization 2011	Balance December 31, 2011	Amortization 2012	Balance December 31, 2012

Fair Value of below market acquired time charter
Star Epsilon	$14.375	14.375	-	-	-	-	-	-	-
Star Theta	12.397	12.397	-	-	-	-	-	-	-
Star Alpha	46.966	46.966	-	-	-	-	-	-	-
Star Delta	13.815	13.815	-	-	-	-	-	-	-
Star Cosmo	3.856	2.044	1.812	1.360	452	452	-	-	-
Total	$91.409	89.597	1.812	1.360	452	452	-	-	-

Fair value of above market acquired time charter
Star Kappa	$1.980	1.980	-	-	-	-	-	-	-
Star Ypsilon	14.417	14.417	-	-	-	-	-	-	-
Star Big	13.733	-	-	-	-	1.180	12.553	3.224	9.329
Star Mega	9.332	-	-	-	-	1.186	8.146	3.145	5.001
Total	$39.462	16.397	-	-	-	2.366	20.699	6.369	14.330

Estimated aggregate amortization expense of the above market acquired time charters
Years	Amount
December 31, 2013	$6.352
December 31, 2014	5.080
December 31, 2015	2.898
Total	$14.330